Condensed consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017 [1]
Cash flows from operating activities:
Profit for the period	$ 58,576		$ 61,986
Adjustments for:
Depreciation	36,604		36,464
Financial costs	30,293		29,066
Financial income	(1,107)		(373)
Unrealized loss/(gain) on derivatives held for trading	(7,371)		1,209
Share-based compensation	498		371
Adjusted Profit Loss	117,493		128,723
Movements in working capital	5,915		(9,025)
Cash provided by operations	123,408		119,698
Interest paid	(25,519)		(25,921)
Net cash provided by operating activities	97,889		93,777
Cash flows from investing activities:
Payments for vessels' additions	(13,590)		(700)
Financial income received	928		374
Purchase of short-term investments	(18,000)		0
Maturity of short-term investments	5,000		7,500
Net cash provided by/(used in) investing activities	(25,662)		7,174
Cash flows from financing activities:
Borrowings drawdowns	0		60,000
Borrowings repayments	(119,757)		(120,129)
Payment of loan issuance costs	(68)		(1,499)
Proceeds from public offerings and issuances of common units and general partner units (net of underwriting discounts and commissions)	960		89,649
Proceeds from issuance of preference units (net of underwriting discounts and commissions)	111,544		139,222
Payment of offering costs	(662)		(336)
Cash payment to GasLog in exchange for contribution of net assets	(19,086)		(66,643)
Distributions paid	(57,193)		(39,670)
Net cash provided by/(used in) financing activities	(84,262)		60,594
Increase/(decrease) in cash and cash equivalents	(12,035)		161,545
Cash and cash equivalents, beginning of the period	146,721	[2]	59,875
Cash and cash equivalents, end of the period	134,686		221,420
Non-Cash Investing and Financing Activities:
Capital expenditures included in liabilities at the end of the period	16,666		2,499
Offering costs included in liabilities at the end of the period	88		955
Issuance of common units to GasLog in exchange for contribution of net assets	$ 45,000		$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).